UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska			68197
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2014 – September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

Tributary Funds®

Semi-Annual Report

September 30, 2014

Tributary Short-Intermediate Bond Fund

Institutional Class: FOSIX
Institutional Plus Class: FOSPX

Tributary Income Fund

Institutional Class: FOINX
Institutional Plus Class: FOIPX

Tributary Balanced Fund

Institutional Class: FOBAX
Institutional Plus Class: FOBPX

Tributary Growth Opportunities Fund

Institutional Class: FOGRX
Institutional Plus Class: FOGPX

Tributary Small Company Fund

Institutional Class: FOSCX
Institutional Plus Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

• ARE NOT FDIC INSURED  • MAY LOSE VALUE  • HAVE NO BANK GUARANTEE

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds’ investment adviser are not affiliated.

SEMI-ANNUAL REPORT 2014

Dear Shareholder:

It has truly been an honor to have been affiliated with Tributary Funds as we have morphed from First Omaha to First Focus to Tributary.  In my fourteen-year affiliation with the Funds, we have experienced many changes in the Mutual Fund and Investment Management industry.

Over this time, we have seen an explosion in investment products, particularly in those focused on tracking indices passively at a low cost, commonly referred to as index funds.  The most significant growth recently has been in Exchange Traded Funds, more commonly referred to as ETF’s.  These vehicles allow an investor to make both tactical and strategic bets on short and long term trends in the market.

As a fund complex focused on active management, or more simply put, managers trying to outperform their stated benchmarks, both of these lower cost and indexing trends have forced us to reevaluate our long term strategy.  You will hear much debate between active and passive (index) managers as to their inherent value propositions.  Not surprisingly, these arguments tend to be self-serving, and usually align with the type of strategy (active vs. passive) that the manager is running.

Our view is there is room for both, and the fee pressure that these passive strategies have brought to bear in our industry has been good for the investing class.  Additionally, the explosion of passive strategies has made it much more difficult for certain types of active managers, particularly those that focus on very large U.S. based companies, to beat their respective benchmarks after fees over the long-run.  There are many reasons for this, most of which are too complicated to explain in just one report.  There are investors that are more concerned about principal preservation, and will stick with Large Cap funds with conservative risk profiles that offer strong downside protection without concern for beating their benchmark.  This is not to say it is impossible for Large Cap managers to beat their benchmark, and there are many funds with outstanding long term track records that have, even after fees.  However, there are many more managers in this space that have not.  When all of this is taken into account, the Large Cap U.S. space has become very crowded and very competitive, and not one that offers positive trends for growth or a strong value proposition, at least in our view.

For many years, Tributary Funds offered two Large Cap options, one with a value orientation and one with a growth orientation.  As we started to see these challenging trends emerge, we began to reevaluate and redefine our strategy.  Over two years ago, we decided to exit the large cap space, and have closed both of our Large Cap funds over the last 24 months.  In doing so, we have redefined our initial strategy, which was to offer a broad platform of multiple funds to gather as many assets as we could to achieve scale to drive down the overall cost to our shareholders.   We now have a more focused approach; we will only manage funds and strategies where we feel we have a competitive advantage demonstrated by a long history of strong performance in a particular asset class.  Industry insiders would refer to this as a “boutique structure” or one where the value proposition is concentrated and specific.  We feel strongly that this is the correct strategy for our shareholders going forward, and are excited about our future.

As to the general market environment, after 5 years of strong returns in both the equity and fixed income worlds, 2014 so far has been a bit more challenging.  Although the economy appears to be doing alright, investors seem to be using negative headlines to take some profits, which quite frankly is not such as bad thing after such an extended period of strength.  The base case for interest rates seems to be rate hikes by the U.S. Federal Reserve sometime in 2015, although there continues to be a vocal group in the minority making a strong case that rates should not be raised anytime soon.

We appreciate the support and trust you have placed in us at Tributary, and hope you will continue to entrust us with your investments for many years to come.

Best regards,

Stephen R. Frantz

President

sfrantz@tributarycapital.com

Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.

SEMI-ANNUAL REPORT 2014

PORTFOLIO COMPOSITION*

September 30, 2014 (Unaudited)

Short-Intermediate Bond Fund	Percentage of Total Investments

U.S. Treasury Securities	34.5%
Non-U.S. Government Agency Asset-Backed Securities	33.4%
Corporate Bonds	23.7%
U.S. Government Mortgage-Backed Securities	4.4%
Municipals	2.9%
Other	0.4%
Short Term Investments	0.7%
100.0%

Income Fund	Percentage of Total Investments

Non-U.S. Government Agency Asset-Backed Securities	31.3%
U.S. Treasury Securities	22.4%
Corporate Bonds	21.2%
U.S. Government Mortgage-Backed Securities	19.2%
Municipals	2.6%
Investment Companies	1.0%
Exchange Traded Funds	0.4%
Other	0.4%
Short Term Investments	1.5%
100.0%

Balanced Fund	Percentage of Total Investments

Industrials	15.7%
Consumer Discretionary	12.8%
Government Securities	12.6%
Information Technology	12.2%
Financials	12.0%
Health Care	10.8%
Energy	6.5%
Consumer Staples	4.9%
Materials	3.9%
Utilities	1.9%
Telecommunication Services	0.8%
U.S. Government Mortgage-Backed Securities	0.2%
Short Term Investments	5.7%
100.0%

Growth Opportunities Fund	Percentage of Total Investments

Information Technology	20.1%
Consumer Discretionary	20.0%
Industrials	17.0%
Health Care	14.0%
Financials	11.2%
Energy	7.1%
Materials	4.1%
Consumer Staples	3.7%
Short Term Investments	2.8%
100.0%

Small Company Fund	Percentage of Total Investments

Financials	21.1%
Information Technology	19.0%
Industrials	15.3%
Health Care	12.1%
Consumer Discretionary	12.0%
Energy	4.7%
Materials	4.0%
Utilities	3.7%
Consumer Staples	3.4%
Short Term Investments	4.7%
100.0%

* Portfolio composition is as of September 30, 2014 and is subject to change.

See accompanying notes to financial statements

SEMI-ANNUAL REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 33.5%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$722,695
865,000	American Express Credit Account Master Trust, 0.52%, 12/15/21 (a)	865,761
175,441	Bayview Financial Acquisition Trust REMIC, 6.20%, 05/28/37 (a)	185,887
495,000	Cabela’s Master Credit Card Trust, 1.45%, 06/15/20	495,780
975,000	Cabela’s Master Credit Card Trust, 2.17%, 08/16/21 (b)	975,598
965,000	Chase Issuance Trust, 1.15%, 01/15/19	964,145
83,411	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	85,371
974,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,090,341
583,865	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (a)	613,205
714,168	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 08/25/36 (a)	677,599
84,395	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 10/25/36 (a)	84,105
116,783	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	118,687
243,891	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.59%, 10/25/30 (a) (b)	209,678
1,876,085	COMM Mortgage Trust Interest Only REMIC, 1.68%, 03/12/46 (a)	129,544
365,379	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	365,934
498,398	Countrywide Asset-Backed Certificates REMIC, 0.52%, 11/25/35 (a)	491,073
346,562	Countrywide Asset-Backed Certificates REMIC, 0.33%, 07/25/36 (a)	339,066
62,548	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	62,476
29,026	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 1.86%, 02/25/33 (a)	29,032
280,618	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.28%, 02/25/33 (a)	262,123
950,000	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	994,538
550,000	Crown Castle Towers LLC, 4.17%, 08/15/37	579,429
187,945	DBUBS Mortgage Trust Interest Only REMIC, 1.55%, 08/12/44 (a)	4,593
525,000	Eaton Vance CDO IX Ltd., 0.88%, 04/20/19 (a)	513,795
585,000	Eaton Vance CLO Ltd., 1.68%, 07/15/26 (a)	584,706
915,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	953,249
200,000	FREMF Mortgage Trust REMIC, 2.84%, 10/25/17 (a)	201,494
540,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)	562,587
654,354	Fremont Home Loan Trust REMIC, 1.02%, 11/25/34 (a)	611,221
595,000	Gallatin CLO III Ltd., 0.57%, 05/15/21	578,115
805,611	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.80%, 03/25/34 (a)	804,489
646,707	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	667,090
269,669	GSAMP Trust REMIC, 0.36%, 01/25/36 (a)	263,905
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	696,874
475,000	ING IM CLO Ltd., 1.68%, 01/18/26 (a)	474,325
438,120	Irwin Home Equity Loan Trust, 1.05%, 02/25/29 (a)	419,014
270,300	Irwin Whole Loan Home Equity Trust REMIC, 1.25%, 11/25/28 (a)	264,649
409,983	Irwin Whole Loan Home Equity Trust REMIC, 0.62%, 12/25/29 (a)	401,454
628,356	Irwin Whole Loan Home Equity Trust REMIC, 1.50%, 06/25/34 (a)	584,391
1,060,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 06/15/18	1,074,510
980,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	999,455
420,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46	448,970
840,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.38%, 07/25/36 (a)	799,469
895,000	Long Beach Mortgage Loan Trust REMIC, 1.05%, 10/25/34 (a)	846,473
393,435	Long Beach Mortgage Loan Trust REMIC, 0.89%, 04/25/35 (a)	392,678
869,133	Morgan Stanley Capital I Trust REMIC, 5.77%, 04/12/49 (a)	880,907
996,104	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	1,029,529
360,920	Morgan Stanley Home Equity Loan Trust REMIC, 0.86%, 12/25/34 (a)	360,709

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$187,268	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.83%, 06/25/35 (a)	$185,337
212,166	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	161,114
190,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (c)	189,996
119,360	Origen Manufactured Housing Contract Trust, 5.22%, 05/15/32	119,267
11,936	Origen Manufactured Housing Contract Trust, 7.17%, 05/15/32	11,944
373,237	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	394,571
660,000	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.13%, 10/25/34 (a)	652,294
174,522	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	175,541
693,858	Preferred Term Securities XII Ltd., 0.93%, 12/24/33 (a) (b)	570,698
693,605	Preferred Term Securities XIV Ltd., 0.71%, 06/24/34 (a) (b)	554,884
742,898	Preferred Term Securities XXIV Ltd., 0.53%, 03/22/37 (a) (b)	559,030
815,949	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	820,305
104,820	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	105,762
76,793	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	80,303
182,319	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	181,002
850,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.66%, 06/25/35 (a)	827,308
80,081	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	80,260
258,042	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	263,218
135,836	Residential Asset Securities Corp. Trust REMIC, 3.77%, 01/25/32 (a)	136,065
231,053	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	234,839
365,633	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33	372,899
119,916	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	123,525
278,699	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	279,949
26,083	SACO I Trust REMIC, 0.71%, 11/25/35 (a)	26,041
361,395	Salomon Brothers Mortgage Securities VII Inc. REMIC, 6.93%, 06/25/28	351,457
980,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)	995,190
440,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	450,664
224,359	Structured Asset Securities Corp. Mortgage Pass-Through Trust REMIC, 1.80%, 11/25/34 (a)	213,721
282,136	Terwin Mortgage Trust REMIC, 3.08%, 11/25/35 (a)	281,530
327,867	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	354,677
366,951	Vanderbilt Mortgage Finance REMIC, 6.57%, 08/07/24	372,812
458,877	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	466,040
524,275	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	525,928
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	464,638
162,288	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.53%, 12/25/35 (a)	160,267
122,975	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.29%, 07/25/36 (a)	122,165
825,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	842,005
269,418	WF-RBS Commercial Mortgage Trust Interest Only REMIC, 1.28%, 02/15/44 (a)	8,675

Total Non-U.S. Government Agency Asset-Backed Securities (cost $38,132,368)		38,476,639

Corporate Bonds - 23.7%
Consumer Discretionary - 3.1%
930,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	950,823
360,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	374,400
405,000	Hanesbrands Inc., 6.38%, 12/15/20	427,275
520,000	Maytag Corp., 5.00%, 05/15/15	533,025
292,000	Mohawk Industries Inc., 6.13%, 01/15/16 (d)	310,606
1,025,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	1,028,239
		3,624,368
Consumer Staples - 1.8%
825,000	Cargill Inc., 1.90%, 03/01/17 (b)	836,600
835,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	860,547

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$395,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	$406,850
		2,103,997
Energy - 1.0%
615,000	ConocoPhillips, 4.60%, 01/15/15	622,111
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	506,148
		1,128,259
Financials - 13.7%
735,000	ACE INA Holdings Inc., 5.60%, 05/15/15	758,020
910,000	American Express Bank FSB, 0.45%, 06/12/17 (a)	909,524
900,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	896,855
1,005,000	Bank of America Corp., 5.65%, 05/01/18	1,118,039
1,087,000	Citigroup Inc., 2.55%, 04/08/19	1,086,401
935,000	CME Group Index Services LLC, 4.40%, 03/15/18 (b)	1,010,828
290,000	General Electric Capital Corp., 0.51%, 08/07/18 (a)	288,851
535,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	579,138
440,000	Genworth Financial Inc., 7.63%, 09/24/21	533,893
725,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	818,765
910,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	987,805
538,000	KeyBank NA, 4.95%, 09/15/15	559,795
630,000	Metropolitan Life Global Funding I, 3.13%, 01/11/16	649,095
1,070,000	Morgan Stanley, 4.75%, 03/22/17	1,149,772
1,065,000	Murray Street Investment Trust I, 4.65%, 03/09/17	1,140,004
670,000	Pricoa Global Funding I, 0.45%, 06/24/16 (a) (b)	667,205
140,000	Regions Financial Corp., 7.75%, 11/10/14	141,007
780,000	Regions Financial Corp., 2.00%, 05/15/18	770,922
650,000	State Street Bank & Trust Co., 0.43%, 12/08/15 (a)	650,001
935,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (e)	1,023,170
		15,739,090
Industrials - 1.6%
970,000	Burlington Northern Santa Fe LLC, 5.75%, 03/15/18	1,096,764
745,000	Textron Inc., 6.20%, 03/15/15	763,761
		1,860,525
Information Technology - 1.5%
625,000	CA Inc., 6.13%, 12/01/14	630,705
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,045,901
		1,676,606
Telecommunication Services - 0.5%
585,000	Verizon Communications Inc., 2.63%, 02/21/20	577,803

Utilities - 0.5%
565,000	Georgia Power Co., 3.00%, 04/15/16	584,247
Total Corporate Bonds (cost $27,110,130)		27,294,895

Government and Agency Obligations - 41.9%
GOVERNMENT SECURITIES - 37.4%
Municipals - 2.9%
165,000	City of Lincoln, Nebraska, 4.25%, 11/01/14	165,371
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	387,064
250,000	Lincoln Airport Authority, 1.33%, 07/01/16	249,338
695,000	Montana Board of Housing, 1.60%, 06/01/16	699,670
530,000	Nebraska Investment Finance Authority, 0.90%, 03/01/15	531,590
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	619,416
300,000	North Carolina Housing Finance Agency, 2.34%, 01/01/19	301,509
325,000	State of Mississippi, 2.63%, 11/01/16	336,375
		3,290,333
Treasury Inflation Index Securities - 0.6%
728,575	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (f)	736,999

U.S. Treasury Securities - 33.9%
14,940,000	U.S. Treasury Note, 0.25%, 12/15/15	14,945,259
7,210,000	U.S. Treasury Note, 1.75%, 05/31/16	7,365,750
12,190,000	U.S. Treasury Note, 0.63%, 09/30/17	12,011,916
565,000	U.S. Treasury Note, 3.50%, 02/15/18	606,007
4,140,000	U.S. Treasury Note, 1.25%, 01/31/19	4,071,756
		39,000,688

See accompanying Notes to Financial Statements.

Shares or Principal Amount	Security Description	Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 4.5%
Federal Home Loan Mortgage Corp. - 0.7%
$4,159,785	Federal Home Loan Mortgage Corp. Interest Only REMIC, 1.85%, 08/25/16 (a)	$95,662
307,485	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	324,559
357,547	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	365,197
		785,418
Federal National Mortgage Association - 3.8%
159,791	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	168,356
466,545	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	470,955
82,463	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	84,638
341,735	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	364,066
1,208,432	Federal National Mortgage Association, 3.00%, 10/01/26	1,249,027
493,386	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	503,479
628,472	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	635,250
806,707	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	844,058
258,528	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	18,364
		4,338,193

Total Government and Agency Obligations (cost $48,185,244)		48,151,631

Preferred Stocks - 0.4%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 11/04/14) (e)	454,971
Total Preferred Stocks (cost $564,328)		454,971

Shares
Short Term Investments - 0.8%
Investment Company - 0.8%
868,651	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	$868,651

Total Short Term Investments (cost $868,651)		868,651

Total Investments - 100.3% (cost $114,860,721)		115,246,787
Liabilities in excess of other assets - (0.3%)		(307,582)
NET ASSETS - 100%		$114,939,205

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2014.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2014, the aggregate value of these liquid securities was $7,355,316 which represented 6.4% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

AMBAC	AMBAC Indemnity Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 31.5%
$800,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$797,457
1,340,086	Banc of America Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (a)	1,379,747
900,539	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (a)	917,867
470,000	Cabela’s Master Credit Card Trust, 1.63%, 02/18/20	473,438
685,000	Cabela’s Master Credit Card Trust, 2.71%, 02/17/26 (b)	665,338
785,000	Chase Issuance Trust, 1.15%, 01/15/19	784,304
94,532	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	96,754
680,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	761,224
485,148	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	503,141
837,751	Citigroup Mortgage Loan Trust Inc. REMIC, 4.00%, 01/25/35 (a)	871,754
751,756	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 08/25/36 (a)	713,262
67,084	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 10/25/36 (a)	66,853
116,783	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	118,687
202,378	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.59%, 10/25/30 (a) (b)	173,988
1,876,085	COMM Mortgage Trust Interest Only REMIC, 1.68%, 03/12/46 (a)	129,544
392,071	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	392,667
490,294	Countrywide Asset-Backed Certificates REMIC, 0.52%, 11/25/35 (a)	483,088
217,335	Countrywide Asset-Backed Certificates REMIC, 0.33%, 07/25/36 (a)	212,635
62,548	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	62,476
94,514	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	97,702
280,618	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.28%, 02/25/33 (a)	262,123
54,357	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	54,199
850,000	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	889,850
187,945	DBUBS Mortgage Trust Interest Only REMIC, 1.55%, 08/12/44 (a)	4,593
525,000	Eaton Vance CDO IX Ltd., 0.88%, 04/20/19 (a)	513,795
630,000	Eaton Vance CLO Ltd., 1.68%, 07/15/26 (a)	629,683
545,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	547,163
520,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	541,737
230,000	FREMF Mortgage Trust REMIC, 2.84%, 10/25/17 (a)	231,718
595,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)	619,888
575,000	Gallatin CLO III Ltd., 0.57%, 05/15/21	558,683
557,731	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.80%, 03/25/34 (a)	556,954
639,067	Greenpoint Manufactured Housing REMIC, 7.27%, 06/15/29	643,567
437,478	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	451,267
248,925	GSAMP Trust REMIC, 0.36%, 01/25/36 (a)	243,604
500,000	ING IM CLO Ltd., 1.68%, 01/18/26 (a)	499,289
438,120	Irwin Home Equity Loan Trust, 1.05%, 02/25/29 (a)	419,014
281,332	Irwin Whole Loan Home Equity Trust REMIC, 1.25%, 11/25/28 (a)	275,451
692,928	Irwin Whole Loan Home Equity Trust REMIC, 0.62%, 12/25/29 (a)	678,513
693,635	Irwin Whole Loan Home Equity Trust REMIC, 1.50%, 06/25/34 (a)	645,103
1,200,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 06/15/18	1,216,427
1,055,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,075,944
455,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46	486,384
860,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.38%, 07/25/36 (a)	818,504
1,010,569	Morgan Stanley Capital I Trust REMIC, 5.77%, 04/12/49 (a)	1,024,261
1,019,378	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	1,053,584

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$187,297	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.83%, 06/25/35 (a)	$185,365
229,846	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	174,540
365,000	NovaStar Mortgage Funding Trust REMIC, 1.80%, 03/25/35 (a)	358,129
525,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (c)	524,989
456,178	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	482,253
41,818	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.08%, 10/25/34 (a)	41,810
737,413	Preferred Term Securities XII Ltd., 0.93%, 12/24/33 (a) (b)	606,522
693,605	Preferred Term Securities XIV Ltd., 0.71%, 06/24/34 (a) (b)	554,884
901,991	Preferred Term Securities XXI Ltd., 0.88%, 03/22/38 (a) (b)	455,506
798,338	Preferred Term Securities XXIV Ltd., 0.53%, 03/22/37 (a) (b)	600,749
605,118	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	608,349
109,693	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	110,679
379,224	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	396,556
122,818	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	121,930
870,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.66%, 06/25/35 (a)	846,774
116,787	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	117,049
216,756	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	221,103
214,933	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	218,454
119,916	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	123,525
29,948	SACO I Trust REMIC, 0.71%, 11/25/35 (a)	29,899
1,011,906	Salomon Brothers Mortgage Securities VII Inc. REMIC, 6.93%, 06/25/28	984,080
800,000	Springleaf Mortgage Loan Trust REMIC, 3.56%, 12/25/59 (a)	812,400
1,060,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	1,085,690
280,443	Structured Asset Securities Corp. REMIC, 1.20%, 11/25/34 (a)	264,120
41,392	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.80%, 09/25/33 (a)	42,479
243,055	Structured Asset Securities Corp. Mortgage Pass-Through Trust REMIC, 1.80%, 11/25/34 (a)	231,531
876,263	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	947,915
209,624	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	212,896
795,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	790,980
306,173	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.53%, 12/25/35 (a)	302,360
73,740	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.29%, 07/25/36 (a)	73,254
134,176	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	138,746
685,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	680,639
670,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	683,810

Total Non-U.S. Government Agency Asset-Backed Securities (cost $38,760,677)		38,673,189

Corporate Bonds - 21.3%
Consumer Discretionary - 2.4%
646,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	656,729
300,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	312,000
460,000	Hanesbrands Inc., 6.38%, 12/15/20	485,300
252,000	Mohawk Industries Inc., 6.13%, 01/15/16 (d)	268,057
546,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	585,506
565,000	Whirlpool Corp., 4.85%, 06/15/21	619,260
		2,926,852

Consumer Staples - 2.2%
395,000	Cargill Inc., 3.25%, 11/15/21 (b)	404,997
445,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	458,615
405,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	417,150
635,000	PepsiCo Inc., 4.88%, 11/01/40	685,196

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
$565,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	$684,397
		2,650,355
Energy - 0.5%
445,000	Tosco Corp., 8.13%, 02/15/30	650,645
Financials - 10.2%
355,000	ACE INA Holdings Inc., 5.90%, 06/15/19	409,982
549,137	Altitude Investments 16 LLC, 2.49%, 03/14/26	543,776
480,000	American Express Co., 6.80%, 09/01/66 (a)	512,400
590,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	587,938
700,000	Bank of America Corp., 4.13%, 01/22/24	713,572
520,000	Bank of New York Mellon Corp., 2.30%, 09/11/19	515,838
503,000	Chubb Corp., 6.80%, 11/15/31	672,257
700,000	Citigroup Inc., 2.55%, 04/08/19	699,614
369,000	Crown Castle International Corp., 4.88%, 04/15/22	358,853
599,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	648,418
425,000	Genworth Financial Inc., 7.63%, 09/24/21	515,692
595,000	Goldman Sachs Group Inc., 6.45%, 05/01/36	692,956
510,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	575,959
565,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	613,308
311,000	KeyBank NA, 4.95%, 09/15/15	323,599
625,000	Metropolitan Life Global Funding I, 3.13%, 01/11/16	643,943
685,000	Morgan Stanley, 4.75%, 03/22/17	736,069
565,000	Prudential Financial Inc., 7.38%, 06/15/19	688,232
88,000	Regions Financial Corp., 7.75%, 11/10/14	88,633
545,000	Regions Financial Corp., 2.00%, 05/15/18	538,657
375,000	State Street Bank & Trust Co., 0.43%, 12/08/15 (a)	375,000
363,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (e)	382,058
625,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (e)	683,938
		12,520,692
Health Care - 0.2%
160,000	Pfizer Inc., 6.20%, 03/15/19	187,026
Industrials - 1.8%
650,000	Burlington Northern Santa Fe LLC, 3.75%, 04/01/24	662,286
370,000	Textron Inc., 6.20%, 03/15/15	379,318
375,000	Textron Inc., 3.65%, 03/01/21	384,307
574,000	United Technologies Corp., 6.13%, 07/15/38	729,591
		2,155,502
Information Technology - 1.3%
445,000	CA Inc., 6.13%, 12/01/14	449,062
450,000	Intel Corp., 4.80%, 10/01/41	469,235
575,000	Oracle Corp., 6.13%, 07/08/39	713,200
		1,631,497
Materials - 1.4%
660,000	Dow Chemical Co., 3.00%, 11/15/22	635,748
405,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	460,756
586,000	Mosaic Co., 3.75%, 11/15/21	608,086
		1,704,590
Telecommunication Services - 0.5%
605,000	Verizon Communications Inc., 5.15%, 09/15/23	669,164

Utilities - 0.8%
315,000	Alabama Power Co., 5.50%, 10/15/17	351,349
515,000	PacifiCorp, 6.25%, 10/15/37	668,577
		1,019,926
Total Corporate Bonds (cost $25,674,060)		26,116,249

Government and Agency Obligations - 44.5%
GOVERNMENT SECURITIES - 25.2%
Municipals - 2.6%
751,504	Florida HomeLoan Corp., 3.00%, 01/01/36	761,514
440,000	Montana Board of Housing, 2.38%, 06/01/20	441,967
340,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	420,771
375,000	New York City Transitional Finance Authority, 5.77%, 08/01/36	460,894
225,000	State of Connecticut, 4.95%, 12/01/20	254,279
225,000	State of Connecticut, 5.63%, 12/01/29	267,599
240,000	University of Michigan, 6.01%, 04/01/25	273,338
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	369,222
		3,249,584

See accompanying Notes to Financial Statements.

Principal Amount	Security Description	Value
Treasury Inflation Index Securities - 0.8%
$1,000,008	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	$977,430
U.S. Treasury Securities - 21.8%
2,385,000	U.S. Treasury Bond, 5.38%, 02/15/31	3,157,516
1,680,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,146,462
4,835,000	U.S. Treasury Bond, 3.63%, 08/15/43	5,226,335
1,700,000	U.S. Treasury Note, 0.25%, 12/15/15	1,700,598
4,265,000	U.S. Treasury Note, 0.63%, 09/30/17	4,202,693
4,775,000	U.S. Treasury Note, 1.25%, 01/31/19	4,696,289
1,790,000	U.S. Treasury Note, 2.00%, 02/28/21	1,775,037
4,025,000	U.S. Treasury Note, 1.63%, 11/15/22	3,805,827
		26,710,757
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 19.3%
Federal Home Loan Mortgage Corp. - 4.6%
4,376,928	Federal Home Loan Mortgage Corp. Interest Only REMIC, 1.85%, 08/25/16 (a)	100,656
583,073	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	610,079
1,669,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,799,100
109,630	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	115,185
556,184	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	568,085
1,264,057	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,375,486
1,007,358	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,081,361
		5,649,952
Federal National Mortgage Association - 12.8%
59,882	Federal National Mortgage Association, 5.50%, 11/01/16	63,369
33,627	Federal National Mortgage Association, 4.50%, 12/01/18	35,528
563,750	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	588,182
779,626	Federal National Mortgage Association, 4.16%, 08/01/21	849,667
443,378	Federal National Mortgage Association, 7.50%, 08/01/22	483,825
107,426	Federal National Mortgage Association, 4.00%, 06/01/24	114,623
45,112	Federal National Mortgage Association, 4.00%, 10/01/24	47,936
671,650	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	733,972

Shares or Principal Amount
$1,948,816	Federal National Mortgage Association, 3.31%, 01/01/33	$1,907,625
1,038,985	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	1,116,080
569,160	Federal National Mortgage Association, 5.00%, 08/01/34	629,819
764,366	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	807,918
982,918	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	1,003,025
41,993	Federal National Mortgage Association, 5.50%, 08/01/37	46,742
207,570	Federal National Mortgage Association, 6.00%, 09/01/38	235,194
358,062	Federal National Mortgage Association, 4.50%, 06/01/39	390,390
1,285,511	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,299,375
603,751	Federal National Mortgage Association, 4.50%, 01/01/40	661,287
1,397,830	Federal National Mortgage Association, 4.00%, 04/01/41	1,481,083
729,397	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	763,169
419,853	Federal National Mortgage Association, 4.00%, 02/01/42	445,255
1,890,510	Federal National Mortgage Association, 4.50%, 08/01/44	2,062,530
		15,766,594
Government National Mortgage Association - 1.7%
1,600,286	Government National Mortgage Association, 3.00%, 03/20/43	1,617,933
417,994	Government National Mortgage Association, 4.72%, 06/20/61	451,216
		2,069,149

Small Business Administration Participation Certificates - 0.2%
254,257	Small Business Administration Participation Certificates, 2.88%, 09/01/21	259,940

Total Government and Agency Obligations (cost $53,526,354)		54,683,406

Preferred Stock - 0.4%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 11/04/14) (e)	479,788

Total Preferred Stocks (cost $595,666)		479,788

See accompanying Notes to Financial Statements.

Shares	Security Description	Value
Exchange Traded Funds - 0.4%
5,047	iShares iBoxx High Yield Corporate Bond Fund	464,072

Total Exchange Traded Funds (cost $436,132)		464,072

Investment Company - 1.0%
123,093	Federated Institutional High-Yield Bond Fund	$1,238,313

Total Investment Company (cost $1,111,312)		1,238,313

Short Term Investments - 1.4%
Investment Company - 1.4%
1,784,737	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,784,737

Total Short Term Investments (cost $1,784,737)		1,784,737

Total Investments - 100.5% (cost $121,888,938)		123,439,754
Liabilities in excess of other assets - (0.5%)		(673,002)
NET ASSETS - 100%		$122,766,752

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2014.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2014, the aggregate value of these liquid securities was $4,918,339 which represented 4.0% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

AMBAC	AMBAC Indemnity Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 68.4%
Consumer Discretionary - 11.6%
1,500	AutoZone Inc. (a)	$764,490
15,000	Bally Technologies Inc. (a)	1,210,500
13,400	BorgWarner Inc.	704,974
19,800	Cabela’s Inc. (a)	1,166,220
42,000	D.R. Horton Inc.	861,840
16,400	Discovery Communications Inc. - Class C (a)	611,392
8,000	Foot Locker Inc.	445,200
8,400	HanesBrands Inc.	902,496
4,000	Polaris Industries Inc.	599,160
70,000	PulteGroup Inc.	1,236,200
105,000	Standard Pacific Corp. (a)	786,450
14,000	Sturm Ruger & Co. Inc.	681,660
14,000	Tenneco Inc. (a)	732,340
5,450	Ulta Salon Cosmetics & Fragrance Inc. (a)	644,027
2,200	Wynn Resorts Ltd.	411,576
		11,758,525
Consumer Staples - 4.0%
8,800	Costco Wholesale Corp.	1,102,816
13,310	Herbalife Ltd.	582,313
5,400	Keurig Green Mountain Inc.	702,702
180,000	Rite Aid Corp. (a)	871,200
22,000	WhiteWave Foods Co. - Class A (a)	799,260
		4,058,291
Energy - 5.7%
15,000	Bristow Group Inc.	1,008,000
8,000	Concho Resources Inc. (a)	1,003,120
7,500	EOG Resources Inc.	742,650
50,000	Kodiak Oil & Gas Corp. (a)	678,500
12,800	Noble Energy Inc.	875,008
61,000	Northern Oil and Gas Inc. (a)	867,420
10,000	Oceaneering International Inc.	651,700
		5,826,398
Financials - 7.2%
4,650	Affiliated Managers Group Inc. (a)	931,674
10,000	American Tower Corp.	936,300
8,000	Credit Acceptance Corp. (a)	1,008,560
31,000	Home Bancshares Inc.	911,710
21,700	Portfolio Recovery Associates Inc. (a)	1,133,391
4,950	Signature Bank (a)	554,697
15,000	Stifel Financial Corp. (a)	703,350
15,000	T. Rowe Price Group Inc.	1,176,000
		7,355,682
Health Care - 9.7%
20,000	Catamaran Corp. (a)	843,000
8,700	Celgene Corp. (a)	824,586
12,000	Centene Corp. (a)	992,520
12,700	Cerner Corp. (a)	756,539
5,550	Cooper Cos. Inc.	864,412
13,813	Mallinckrodt Plc (a)	1,245,242
15,000	PerkinElmer Inc.	654,000
7,400	Teleflex Inc.	777,296
14,100	United Therapeutics Corp. (a)	1,813,965
30,000	Zoetis Inc. - Class A	1,108,500
		9,880,060
Industrials - 14.2%
8,600	Chart Industries Inc. (a)	525,718
5,150	Cummins Inc.	679,697
15,000	Dover Corp.	1,204,950
6,700	FedEx Corp.	1,081,715
14,850	Fortune Brands Home & Security Inc.	610,483
8,700	Genesee & Wyoming Inc. - Class A (a)	829,197
8,800	Lincoln Electric Holdings Inc.	608,388
15,000	Middleby Corp. (a)	1,321,950
6,600	Pall Corp.	552,420
5,300	Roper Industries Inc.	775,337
40,000	Southwest Airlines Co.	1,350,800
17,000	Spirit Airlines Inc. (a)	1,175,380
20,000	Trinity Industries Inc.	934,400
10,200	Union Pacific Corp.	1,105,884
15,000	United Rentals Inc. (a)	1,666,500
		14,422,819
Information Technology - 12.1%
13,000	Adobe Systems Inc. (a)	899,470
11,400	Akamai Technologies Inc. (a)	681,720
10,000	Avago Technologies Ltd.	870,000
25,000	Broadridge Financial Solutions Inc.	1,040,750
55,000	Cadence Design Systems Inc. (a)	946,550
5,050	Citrix Systems Inc. (a)	360,267
9,000	Cognizant Technology Solutions Corp. - Class A (a)	402,930
3,600	FactSet Research Systems Inc.	437,508
14,800	Fiserv Inc. (a)	956,598
1,300	Google Inc. - Class C (a)	750,568
21,000	IAC/InterActiveCorp.	1,383,900
10,000	Jack Henry & Associates Inc.	556,600
24,000	Knowles Corp. (a)	636,000
44,400	Mentor Graphics Corp.	909,978
25,000	Methode Electronics Inc.	921,750
8,500	OSI Systems Inc. (a)	539,580
		12,294,169
Materials - 3.9%
25,400	Caesarstone Sdot-Yam Ltd.	1,312,672
10,000	Eastman Chemical Co.	808,900
13,000	FMC Corp.	743,470

See accompanying Notes to Financial Statements.

Shares or Principal Amount	Security Description	Value
28,000	HB Fuller Co.	$1,111,600
		3,976,642
Total Common Stocks (cost $57,160,987)		69,572,586

Corporate Bonds - 12.7%
Consumer Discretionary - 1.2%
$500,000	Comcast Corp., 5.70%, 05/15/18	567,892
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	329,554
300,000	Viacom Inc., 6.25%, 04/30/16	324,643
		1,222,089
Consumer Staples - 0.9%
500,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	557,750
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	355,965
		913,715
Energy - 0.7%
200,000	ONEOK Partners LP, 6.15%, 10/01/16	219,357
500,000	Shell International Finance BV, 3.25%, 09/22/15	514,025
		733,382
Financials - 4.7%
500,000	American Express Co., 5.50%, 09/12/16	542,617
500,000	General Electric Capital Corp., 5.63%, 09/15/17	558,894
500,000	Health Care REIT Inc., 6.20%, 06/01/16	542,794
500,000	JPMorgan Chase & Co., 6.40%, 10/02/17	565,625
500,000	Morgan Stanley, 0.71%, 10/15/15 (b)	501,554
250,000	Regions Bank, 7.50%, 05/15/18	291,516
1,000,000	Royal Bank of Canada, 1.25%, 06/16/17	997,585
300,000	Simon Property Group LP, 2.80%, 01/30/17	310,302
494,000	Vornado Realty Trust, 4.25%, 04/01/15	498,518
		4,809,405
Health Care - 1.1%
500,000	Novartis Securities Investment Ltd., 5.13%, 02/10/19	561,637
500,000	Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	508,960
		1,070,597
Industrials - 1.4%
400,000	Caterpillar Inc., 7.90%, 12/15/18	491,265
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (c)	583,921
300,000	Honeywell International Inc., 5.30%, 03/01/18	336,020
		1,411,206

Principal Amount
Telecommunication Services - 0.8%
$500,000	AT&T Inc., 4.45%, 05/15/21	541,511
300,000	Verizon Communications Inc., 4.90%, 09/15/15	312,314
		853,825
Utilities - 1.9%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	430,511
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	436,690
450,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	499,061
500,000	Sempra Energy, 6.50%, 06/01/16	545,525
		1,911,787
Total Corporate Bonds (cost $12,548,430)		12,926,006

Government and Agency Obligations - 12.7%
GOVERNMENT SECURITIES - 12.5%
Municipals - 3.5%
350,000	California State University, RB, 5.45%, 11/01/22	405,282
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	268,543
250,000	City of Industry, California, RB, 7.00%, 01/01/21	289,225
150,000	County of St. Charles, Missouri, RB, 5.16%, 10/01/20	168,186
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	216,737
100,000	Denver Regional Transportation District, RB, 2.21%, 11/01/21	95,668
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	220,882
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	333,684
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	221,656
200,000	Reeves County, Texas, Correctional Facilities, 7.40%, 12/01/17	208,484
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	222,930
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	111,865
265,000	Town of Hamden, Connecticut, GO, Series B, 5.38%, 08/15/22	280,659
200,000	Town of Parker, Colorado, Series A, 5.30%, 11/01/18	217,188

See accompanying Notes to Financial Statements.

Shares or Principal Amount	Security Description	Value
$155,000	Upper St. Clair Township School District, 2.86%, 07/15/21	$150,479
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	111,352
		3,522,820
Treasury Inflation Index Securities - 0.6%
286,455	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (d)	304,784
252,790	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (d)	296,238
		601,022
U.S. Treasury Securities - 8.4%
2,725,000	U.S. Treasury Bond, 9.25%, 02/15/16	3,056,790
2,875,000	U.S. Treasury Note, 1.75%, 05/31/16	2,937,106
1,625,000	U.S. Treasury Note, 0.75%, 12/31/17	1,599,229
1,000,000	U.S. Treasury Note, 1.25%, 01/31/19	983,516
		8,576,641
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association - 0.2%
207,640	Federal National Mortgage Association, 3.50%, 12/01/26	218,772

Total Government and Agency Obligations (cost $12,606,386)		12,919,255

Short Term Investments - 5.6%
Investment Company - 5.6%
5,730,744	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (e)	5,730,744

Total Short Term Investments (cost $5,730,744)		5,730,744

Total Investments - 99.4% (cost $88,046,547)		101,148,591
Other assets in excess of liabilities - 0.6%		642,717
NET ASSETS - 100%		$101,791,308

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at September 30, 2014.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2014, the aggregate value of these liquid securities was $583,921 which represented 0.6% of net assets.

(d)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

GO	General Obligation
RB	Revenue Bond
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 97.2%
Consumer Discretionary - 20.0%
2,804	AutoZone Inc. (a)	$1,429,087
43,000	Bally Technologies Inc. (a)	3,470,100
45,894	BorgWarner Inc.	2,414,483
34,680	Brinker International Inc.	1,761,397
41,722	Cabela’s Inc. (a)	2,457,426
103,000	D.R. Horton Inc.	2,113,560
59,602	Discovery Communications Inc. - Class C (a)	2,221,963
19,819	Foot Locker Inc.	1,102,927
21,926	HanesBrands Inc.	2,355,729
12,914	Polaris Industries Inc.	1,934,388
99,337	PulteGroup Inc.	1,754,291
241,488	Standard Pacific Corp. (a)	1,808,745
1,000	Sturm Ruger & Co. Inc.	48,690
57,602	Tenneco Inc. (a)	3,013,161
21,920	Ulta Salon Cosmetics & Fragrance Inc. (a)	2,590,286
10,232	Wynn Resorts Ltd.	1,914,203
		32,390,436
Consumer Staples - 3.7%
14,350	Hain Celestial Group Inc. (a)	1,468,722
30,152	Herbalife Ltd.	1,319,150
10,300	Keurig Green Mountain Inc.	1,340,339
160,000	Rite Aid Corp. (a)	774,400
28,000	WhiteWave Foods Co. - Class A (a)	1,017,240
		5,919,851
Energy - 7.1%
13,900	Bristow Group Inc.	934,080
14,000	Concho Resources Inc. (a)	1,755,460
220,356	Kodiak Oil & Gas Corp. (a)	2,990,231
35,761	Noble Energy Inc.	2,444,622
123,125	Northern Oil and Gas Inc. (a)	1,750,837
25,000	Oceaneering International Inc.	1,629,250
		11,504,480
Financials - 11.2%
11,910	Affiliated Managers Group Inc. (a)	2,386,288
18,998	Credit Acceptance Corp. (a)	2,395,078
81,000	Home Bancshares Inc.	2,382,210
54,602	Portfolio Recovery Associates Inc. (a)	2,851,862
28,050	Prosperity Bancshares Inc.	1,603,618
12,914	Signature Bank (a)	1,447,143
54,248	Stifel Financial Corp. (a)	2,543,689
31,000	T. Rowe Price Group Inc.	2,430,400
		18,040,288
Health Care - 14.0%
58,890	Allscripts Healthcare Solutions Inc. (a)	790,009
50,735	Catamaran Corp. (a)	2,138,480
30,000	Centene Corp. (a)	2,481,300
38,324	Cerner Corp. (a)	2,282,961
18,000	Cooper Cos. Inc.	2,803,500
44,850	Mallinckrodt Plc (a)	4,043,228
29,000	PerkinElmer Inc.	1,264,400
8,920	Techne Corp.	834,466
21,341	Teleflex Inc.	2,241,659
28,791	United Therapeutics Corp. (a)	3,703,962
		22,583,965
Industrials - 17.0%
12,000	Chart Industries Inc. (a)	733,560
18,500	Cummins Inc.	2,441,630
28,994	Dover Corp.	2,329,088
40,800	Fortune Brands Home & Security Inc.	1,677,288
17,867	Genesee & Wyoming Inc. - Class A (a)	1,702,904
17,682	Lincoln Electric Holdings Inc.	1,222,445
28,500	Middleby Corp. (a)	2,511,705
18,000	Pall Corp.	1,506,600
12,116	Roper Industries Inc.	1,772,450
147,377	Southwest Airlines Co.	4,976,921
15,800	Spirit Airlines Inc. (a)	1,092,412
30,000	Trinity Industries Inc.	1,401,600
30,000	United Rentals Inc. (a)	3,333,000
21,740	XPO Logistics Inc. (a)	818,946
		27,520,549
Information Technology - 20.1%
29,089	Adobe Systems Inc. (a)	2,012,668
27,301	Akamai Technologies Inc. (a)	1,632,600
69,140	ARRIS Group Inc. (a)	1,960,465
28,700	Avago Technologies Ltd.	2,496,900
71,343	Broadridge Financial Solutions Inc.	2,970,009
148,330	Cadence Design Systems Inc. (a)	2,552,759
17,867	Citrix Systems Inc. (a)	1,274,632
47,340	Cognizant Technology Solutions Corp. - Class A (a)	2,119,412
9,934	FactSet Research Systems Inc.	1,207,279
51,622	Fiserv Inc. (a)	3,336,588
48,620	IAC/InterActiveCorp.	3,204,058
27,417	Jack Henry & Associates Inc.	1,526,030
42,000	Knowles Corp. (a)	1,113,000
91,337	Mentor Graphics Corp.	1,871,952
20,450	Methode Electronics Inc.	753,991
24,821	OSI Systems Inc. (a)	1,575,637
30,000	QLIK Technologies Inc. (a)	811,200
		32,419,180
Materials - 4.1%
38,500	Caesarstone Sdot-Yam Ltd.	1,989,680
28,794	Eastman Chemical Co.	2,329,147
28,788	FMC Corp.	1,646,386

See accompanying Notes to Financial Statements.

Shares	Security Description	Value
18,676	HB Fuller Co.	$741,437
		6,706,650
Total Common Stocks (cost $104,564,935)		157,085,399

Short Term Investments - 2.8%
Investment Company - 2.8%
4,546,362	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	4,546,362

Total Short Term Investments (cost $4,546,362)		4,546,362

Total Investments - 100.0% (cost $109,111,297)		161,631,761
Liabilities in excess of other assets - (0.0%)		(3,467)
NET ASSETS - 100%		$161,628,294

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 95.2%
Consumer Discretionary - 12.0%
104,400	Ann Inc. (a)	$4,293,972
63,000	Buckle Inc.	2,859,570
285,500	Callaway Golf Co.	2,067,020
93,200	Iconix Brand Group Inc. (a)	3,442,808
53,000	International Speedway Corp. - Class A	1,676,920
47,800	Jack in the Box Inc.	3,259,482
67,400	Steiner Leisure Ltd. (a)	2,533,566
68,000	Vitamin Shoppe Inc. (a)	3,018,520
		23,151,858
Consumer Staples - 3.4%
63,000	Calavo Growers Inc.	2,843,820
52,084	Inter Parfums Inc.	1,432,310
27,300	Lancaster Colony Corp.	2,328,144
		6,604,274
Energy - 4.7%
108,000	Matrix Service Co. (a)	2,604,960
49,200	PDC Energy Inc. (a)	2,474,268
23,200	SM Energy Co.	1,809,600
55,800	Tidewater Inc.	2,177,874
		9,066,702
Financials - 21.1%
226,900	Cardinal Financial Corp.	3,873,183
38,900	Cullen/Frost Bankers Inc.	2,976,239
58,700	Greenlight Capital Re Ltd. - Class A (a)	1,902,467
46,900	Home Properties Inc.	2,731,456
107,600	LTC Properties Inc.	3,969,364
128,500	MB Financial Inc.	3,556,880
247,000	Old National Bancorp	3,203,590
166,300	Selective Insurance Group	3,681,882
112,500	Southside Bancshares Inc.	3,740,625
69,100	Stifel Financial Corp. (a)	3,240,099
51,800	UMB Financial Corp.	2,825,690
99,300	United Bankshares Inc.	3,071,349
10,100	Virtus Investment Partners Inc.	1,754,370
		40,527,194
Health Care - 12.0%
208,600	AMN Healthcare Services Inc. (a)	3,275,020
35,300	Analogic Corp.	2,257,788
59,600	CONMED Corp.	2,195,664
84,100	Genomic Health Inc. (a)	2,380,871
48,200	Greatbatch Inc. (a)	2,053,802
67,200	Team Health Holdings Inc. (a)	3,896,928
98,900	VCA Antech Inc. (a)	3,889,737
72,300	West Pharmaceutical Services Inc.	3,236,148
		23,185,958
Industrials - 15.3%
113,700	Actuant Corp. - Class A	3,470,124
108,200	Barnes Group Inc.	3,283,870
61,700	CLARCOR Inc.	3,892,036
75,900	Forward Air Corp.	3,402,597
69,900	Franklin Electric Co. Inc.	2,428,326
82,800	Granite Construction Inc.	2,633,868
50,100	Multi-Color Corp.	2,278,548
225,900	Navigant Consulting Inc. (a)	3,142,269
116,900	Tetra Tech Inc.	2,920,162
81,600	TriMas Corp. (a)	1,985,328
		29,437,128
Information Technology - 19.0%
32,500	Anixter International Inc.	2,757,300
26,800	CACI International Inc. - Class A (a)	1,910,036
31,700	Coherent Inc. (a)	1,945,429
41,600	Littelfuse Inc.	3,543,488
268,800	Micrel Inc.	3,233,664
113,300	Microsemi Corp. (a)	2,878,953
49,400	MTS Systems Corp.	3,372,044
70,600	National Instruments Corp.	2,183,658
60,900	NetGear Inc. (a)	1,903,125
45,700	NetScout Systems Inc. (a)	2,093,060
96,800	Park Electrochemical Corp.	2,279,640
95,500	PTC INC (a)	3,523,950
26,800	Syntel Inc. (a)	2,356,792
36,100	Zebra Technologies Corp. - Class A (a)	2,562,017
		36,543,156
Materials - 4.0%
63,000	Carpenter Technology Corp.	2,844,450
64,200	Materion Corp.	1,969,014
53,900	Sensient Technologies Corp.	2,821,665
		7,635,129
Utilities - 3.7%
58,300	IDACORP Inc.	3,125,463
117,300	Westar Energy Inc.	4,002,276
		7,127,739
Total Common Stocks (cost $138,638,432)		183,279,138

Short Term Investments - 4.7%
Investment Company - 4.7%
9,113,185	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	9,113,185

Total Short Term Investments (cost $9,113,185)		9,113,185

Total Investments - 99.9% (cost $147,751,617)		192,392,323
Other assets in excess of liabilities - 0.1%		129,383
NET ASSETS - 100%		$192,521,706

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$114,860,721	$121,888,938
Unrealized appreciation of investments	386,066	1,550,816
Total investments, at value	115,246,787	123,439,754
Cash	4,520	—
Interest and dividends receivable	405,015	616,026
Receivable for capital shares issued	244,868	99,006
Receivable for investments sold	—	83,451
Prepaid expenses	14,060	14,647
Total Assets	115,915,250	124,252,884
Liabilities:
Cash Overdraft	—	435,852
Distributions payable	140,543	196,741
Payable for investments purchased	751,400	747,925
Payable for capital shares redeemed	11,852	18,359
Accrued expenses and other payables:
Investment advisory fees	23,742	38,429
Administration fees payable to non-related parties	8,189	8,834
Administration fees payable to related parties	6,565	6,989
Shareholder service fees - Institutional Class	4,625	3,962
Other fees	29,129	29,041
Total liabilities	976,045	1,486,132
Net assets	$114,939,205	$122,766,752
Composition of Net Assets:
Capital	$117,934,850	$121,152,782
Accumulated (excess of distributions over) net investment income (loss)	(197,239)	198,722
Accumulated net realized gain (loss) from investments	(3,184,472)	(135,568)
Net unrealized appreciation on investments	386,066	1,550,816
Net Assets	$114,939,205	$122,766,752
Institutional Class:
Net assets	$21,813,062	$17,707,289
Shares of beneficial interest	2,307,124	1,716,806
Net asset value, offering and redemption price per share	$9.45	$10.31
Institutional Plus Class:
Net assets	$93,126,143	$105,059,463
Shares of beneficial interest	9,818,640	10,177,211
Net asset value, offering and redemption price per share	$9.48	$10.32

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2014 (Unaudited)

	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND
Assets:
Investments, at cost	$88,046,547	$109,111,297	$147,751,617
Unrealized appreciation of investments	13,102,044	52,520,464	44,640,706
Total investments, at value	101,148,591	161,631,761	192,392,323
Cash	—	—	—
Interest and dividends receivable	301,807	51,464	115,287
Receivable for capital shares issued	442,163	132,474	1,655,058
Receivable for investments sold	—	—	—
Prepaid expenses	17,009	18,145	15,998
Total Assets	101,909,570	161,833,844	194,178,666
Liabilities:
Cash Overdraft	—	—	—
Distributions payable	—	—	—
Payable for investments purchased	—	—	1,413,109
Payable for capital shares redeemed	4,006	34,423	48,941
Accrued expenses and other payables:
Investment advisory fees	54,097	86,563	114,591
Administration fees payable to non-related parties	6,752	10,332	12,288
Administration fees payable to related parties	5,929	9,628	11,450
Shareholder service fees - Institutional Class	20,793	25,303	15,920
Other fees	26,685	39,301	40,661
Total liabilities	118,262	205,550	1,656,960
Net assets	$101,791,308	$161,628,294	$192,521,706
Composition of Net Assets:
Capital	$79,533,745	$90,155,501	$126,427,718
Accumulated (excess of distributions over) net investment income (loss)	(16,929)	(240,790)	503,184
Accumulated net realized gain (loss) from investments	9,172,448	19,193,119	20,717,663
Net unrealized appreciation on investments	13,102,044	52,520,464	44,873,141
Net Assets	$101,791,308	$161,628,294	$192,521,706
Institutional Class:
Net assets	$77,020,680	$55,241,305	$38,123,525
Shares of beneficial interest	4,311,454	2,832,155	1,636,048
Net asset value, offering and redemption price per share	$17.86	$19.51	$23.30
Institutional Plus Class:
Net assets	$24,770,628	$106,386,989	$154,398,181
Shares of beneficial interest	1,392,729	5,417,714	6,608,738
Net asset value, offering and redemption price per share	$17.79	$19.64	$23.36

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2014 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$1,130,957	$1,775,695
Dividend	9,872	61,156
Total Income	1,140,829	1,836,851
Expenses:
Investment advisory fees	269,822	343,176
Administration fees	84,565	91,084
Shareholder service fees - Institutional Class	18,472	15,359
Custodian fees	2,592	2,599
Chief compliance officer fees	6,743	7,214
Director fees	2,264	2,376
Transfer agent fees	23,957	22,845
Registration and filing fees	16,760	11,318
Other fees	22,034	22,432
Total expenses before waivers	447,209	518,403
Expenses waived by Adviser	(122,474)	(143,882)
Total Expenses	324,735	374,521
Net Investment Income (Loss)	816,094	1,462,330
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain on investment transactions	128,983	103,213
Change in unrealized appreciation (depreciation) on investments	(382,083)	565,648
Net realized and unrealized gain (loss) on investments	(253,100)	668,861
Net increase (decrease) in net assets from operations	$562,994	$2,131,191

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2014 (Unaudited)

	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND
Investment Income:
Interest	$303,362	$—	$—
Dividend	262,484	586,446	1,177,639
Total Income	565,846	586,446	1,177,639
Expenses:
Investment advisory fees	369,745	635,218	847,119
Administration fees	74,061	122,988	144,724
Shareholder service fees - Institutional Class	79,472	64,396	49,427
Custodian fees	2,531	3,415	2,674
Chief compliance officer fees	6,176	10,614	12,519
Director fees	2,039	3,625	4,243
Transfer agent fees	31,581	32,546	32,293
Registration and filing fees	12,877	12,223	12,420
Other fees	18,914	35,969	42,222
Total expenses before waivers	597,396	920,994	1,147,641
Expenses waived by Adviser	(53,463)	(93,758)	(127,920)
Total Expenses	543,933	827,236	1,019,721
Net Investment Income (Loss)	21,913	(240,790)	157,918
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain on investment transactions	1,485,928	11,038,018	11,814,895
Change in unrealized appreciation (depreciation) on investments	(58,557)	(7,733,455)	(20,795,276)
Net realized and unrealized gain (loss) on investments	1,427,371	3,304,563	(8,980,381)
Net increase (decrease) in net assets from operations	$1,449,284	$3,063,773	$(8,822,463)

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

STATEMENTS OF CHANGES IN NET ASSETS  (Unaudited)

	SHORT-INTERMEDIATE BOND FUND		INCOME FUND
	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014
Operations:
Net investment income (loss)	$816,094	$1,604,590	$1,462,330	$2,392,503
Net realized gain (loss) on investment transactions	128,983	26,041	103,213	(17,025)
Change in unrealized appreciation (depreciation) on investments	(382,083)	(857,570)	565,648	(1,749,029)
Net increase (decrease) in net assets from operations	562,994	773,061	2,131,191	626,449
Distributions to Shareholders:
From net investment income
Institutional Class	(120,364)	(298,174)	(175,393)	(490,002)
Institutional Plus Class	(787,187)	(1,278,083)	(1,326,866)	(1,907,202)
From net realized gains on investments
Institutional Class	—	(4,943)	—	—
Institutional Plus Class	—	(33,677)	—	—
Change in net assets from distributions to shareholders	(907,551)	(1,614,877)	(1,502,259)	(2,397,204)
Capital Transactions:
Proceeds from shares issued
Institutional Class	10,538,088	11,256,485	8,013,853	5,776,478
Institutional Plus Class	15,010,904	82,266,049	16,770,478	88,730,241
Proceeds from dividends reinvested
Institutional Class	100,971	159,741	159,183	248,675
Institutional Plus Class	93,644	344,164	233,217	450,640
Cost of shares redeemed
Institutional Class	(1,878,794)	(46,559,183)	(1,293,861)	(49,510,273)
Institutional Plus Class (a)	(15,852,668)	(18,238,002)	(5,339,587)	(20,319,770)
Change in net assets from capital transactions	8,012,145	29,229,254	18,543,283	25,375,991
Change in net assets	7,667,588	28,387,438	19,172,215	23,605,236
Net Assets:
Beginning of period	107,271,617	78,884,179	103,594,537	79,989,301
End of period	$114,939,205	$107,271,617	$122,766,752	$103,594,537
Accumulated (excess of distributions over) net investment income (loss)	$(197,239)	$(105,782)	$198,722	$238,651
Share Transactions Institutional Class:
Shares issued	1,110,755	1,183,318	774,400	560,878
Shares reinvested	10,646	16,827	15,389	24,304
Shares redeemed	(198,056)	(4,872,773)	(125,167)	(4,758,790)
Change in shares	923,345	(3,672,628)	664,622	(4,173,608)
Share Transactions Institutional Plus Class:
Shares issued	1,577,280	8,620,068	1,623,918	8,582,860
Shares reinvested	9,840	36,141	22,532	43,963
Shares redeemed	(1,665,495)	(1,916,795)	(516,283)	(1,990,672)
Change in shares	(78,375)	6,739,414	1,130,167	6,636,151

(a)         For the Growth Opportunities Fund, the amount includes $1,092,420 from a redemption-in-kind for the year ended March 31, 2014.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

STATEMENTS OF CHANGES IN NET ASSETS  (Unaudited)

	BALANCED FUND		GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014	For the Six Months Ended September 30, 2014	For the Year Ended March 31, 2014
Operations:
Net investment income (loss)	$21,913	$434,877	$(240,790)	$(263,481)	$157,918	$595,098
Net realized gain (loss) on investment transactions	1,485,928	12,082,625	11,038,018	19,503,536	11,814,895	11,527,628
Change in unrealized appreciation (depreciation) on investments	(58,557)	(910,935)	(7,733,455)	14,782,333	(20,795,276)	28,721,899
Net increase (decrease) in net assets from operations	1,449,284	11,606,567	3,063,773	34,022,388	(8,822,463)	40,844,625
Distributions to Shareholders:
From net investment income
Institutional Class	(22,893)	(354,251)	—	—	—	(201,831)
Institutional Plus Class	(15,949)	(122,160)	—	—	—	(1,216,530)
From net realized gains on investments
Institutional Class	—	(4,368,037)	—	(4,687,214)	—	(600,088)
Institutional Plus Class	—	(1,176,200)	—	(8,009,258)	—	(2,008,931)
Change in net assets from distributions to shareholders	(38,842)	(6,020,648)	—	(12,696,472)	—	(4,027,380)
Capital Transactions:
Proceeds from shares issued
Institutional Class	17,143,303	22,143,826	5,401,559	18,745,345	4,055,251	12,627,697
Institutional Plus Class	6,231,245	9,269,431	7,320,477	75,255,184	13,626,477	66,693,239
Proceeds from dividends reinvested
Institutional Class	21,465	4,428,599	—	4,089,227	—	663,199
Institutional Plus Class	13,659	1,225,096	—	4,237,793	—	2,170,460
Cost of shares redeemed
Institutional Class	(10,293,917)	(17,490,726)	(10,456,964)	(60,137,948)	(7,019,162)	(57,759,533)
Institutional Plus Class (a)	(2,250,662)	(3,573,544)	(20,168,744)	(20,765,882)	(15,654,749)	(24,192,012)
Change in net assets from capital transactions	10,865,093	16,002,682	(17,903,672)	21,423,719	(4,992,183)	203,050
Change in net assets	12,275,535	21,588,601	(14,839,899)	42,749,635	(13,814,646)	37,020,295
Net Assets:
Beginning of period	89,515,773	67,927,172	176,468,193	133,718,558	206,336,352	169,316,057
End of period	$101,791,308	$89,515,773	$161,628,294	$176,468,193	$192,521,706	$206,336,352
Accumulated (excess of distributions over) net investment income (loss)	$(16,929)	$—	$(240,790)	$—	$503,184	$345,266
Share Transactions Institutional Class:
Shares issued	964,627	1,286,428	275,019	1,039,883	168,997	585,830
Shares reinvested	1,180	256,579	—	213,425	—	28,125
Shares redeemed	(577,639)	(1,015,415)	(535,336)	(3,369,594)	(289,731)	(2,795,136)
Change in shares	388,168	527,592	(260,317)	(2,116,286)	(120,734)	(2,181,181)
Share Transactions Institutional Plus Class:
Shares issued	353,089	529,911	375,525	4,137,044	566,467	3,167,785
Shares reinvested	755	71,309	—	220,145	—	91,969
Shares redeemed	(128,272)	(208,526)	(1,041,593)	(1,098,100)	(649,958)	(1,090,721)
Change in shares	225,572	392,694	(666,068)	3,259,089	(83,491)	2,169,033

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

FINANCIAL HIGHLIGHTS  (Unaudited)

For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets*(c)	Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/14	$9.48	$0.06	$(0.02)	$0.04	$(0.07)	$—		$9.45	0.43%	$21,813	0.79%	1.32%	1.02%	25%
03/31/14	9.60	0.15	(0.12)	0.03	(0.15)	(0.00	)(d)	9.48	0.40	13,123	0.79	1.62	1.01	48
03/31/13	9.48	0.23	0.13	0.36	(0.23)	(0.01)		9.60	3.85	48,543	0.83	2.36	1.05	50
03/31/12	9.51	0.25	0.01	0.26	(0.27)	(0.02)		9.48	2.80	49,848	0.84	2.66	1.06	42
03/31/11	9.51	0.28	0.03	0.31	(0.31)	—		9.51	3.27	68,550	0.82	2.94	1.08	45
03/31/10	9.20	0.32	0.34	0.66	(0.35)	—		9.51	7.18	71,503	0.86	3.39	1.17	62
Institutional Plus Class
09/30/14	9.51	0.07	(0.02)	0.05	(0.08)	—		9.48	0.54	93,126	0.57	1.55	0.80	25
03/31/14	9.61	0.17	(0.10)	0.07	(0.17)	(0.00	)(d)	9.51	0.77	94,149	0.58	1.79	0.80	48
03/31/13	9.49	0.25	0.14	0.39	(0.26)	(0.01)		9.61	4.11	30,342	0.58	2.59	0.80	50
03/31/12(e)	9.40	0.13	0.12	0.25	(0.14)	(0.02)		9.49	2.62	15,936	0.61	2.98	0.83	42
INCOME FUND
Institutional Class
09/30/14	10.25	0.12	0.07	0.19	(0.13)	—		10.31	1.82	17,707	0.84	2.37	1.09	32
03/31/14	10.47	0.28	(0.21)	0.07	(0.29)	—		10.25	0.72	10,784	0.81	2.71	1.08	55
03/31/13	10.23	0.31	0.24	0.55	(0.31)	—		10.47	5.46	54,724	0.88	3.01	1.15	42
03/31/12	9.91	0.36	0.32	0.68	(0.36)	—		10.23	6.93	54,401	0.91	3.56	1.18	38
03/31/11	9.79	0.42	0.10	0.52	(0.40)	—		9.91	5.37	56,542	0.83	4.26	1.18	68
03/31/10	9.29	0.45	0.51	0.96	(0.46)	—		9.79	10.49	60,098	0.77	4.72	1.27	71
Institutional Plus Class
09/30/14	10.26	0.13	0.07	0.20	(0.14)	—		10.32	1.93	105,059	0.63	2.58	0.88	32
03/31/14	10.48	0.30	(0.22)	0.08	(0.30)	—		10.26	0.79	92,810	0.64	2.91	0.91	55
03/31/13	10.24	0.34	0.24	0.58	(0.34)	—		10.48	5.70	25,266	0.63	3.24	0.90	42
03/31/12(e)	10.14	0.15	0.10	0.25	(0.15)	—		10.24	2.47	11,933	0.66	3.45	0.93	38
BALANCED FUND
Institutional Class
09/30/14	17.61	(0.00)	0.26	0.26	(0.01)	—		17.86	1.45	77,021	1.15	(0.00)	1.26	25
03/31/14	16.30	0.09	2.56	2.65	(0.10)	(1.24)		17.61	16.46	69,070	1.16	0.53	1.29	91
03/31/13	15.39	0.15	0.90	1.05	(0.14)	—		16.30	6.89	55,358	1.22	0.98	1.35	27
03/31/12	14.27	0.13	1.12	1.25	(0.13)	—		15.39	8.82	52,199	1.25	0.93	1.38	25
03/31/11	12.44	0.22	1.82	2.04	(0.21)	—		14.27	16.56	38,591	1.22	1.67	1.37	34
03/31/10	8.70	0.17	3.74	3.91	(0.17)	—		12.44	45.17	29,898	1.37	1.57	1.53	70
Institutional Plus Class
09/30/14	17.52	0.02	0.26	0.28	(0.01)	—		17.79	1.61	24,771	0.94	0.21	1.05	25
03/31/14	16.23	0.12	2.54	2.66	(0.13)	(1.24)		17.52	16.65	20,446	0.95	0.72	1.08	91
03/31/13	15.36	0.19	0.90	1.09	(0.22)	—		16.23	7.17	12,569	0.97	1.24	1.10	27
03/31/12(e)	13.90	0.07	1.47	1.54	(0.08)	—		15.36	11.13	12,773	1.02	1.06	1.15	25

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

FINANCIAL HIGHLIGHTS  (Unaudited)

For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets*(c)	Portfolio Turnover(b)
GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/14	$19.16	$(0.04)	$0.39	$0.35	$—		$—	$19.51	1.83%	$55,241	1.12%	(0.43)%	1.23%	24%
03/31/14	16.63	(0.05)	4.10	4.05	—		(1.52)	19.16	24.36	59,249	1.08	(0.28)	1.20	56
03/31/13	15.52	(0.05)	1.53	1.48	—		(0.37)	16.63	9.79	86,600	1.15	(0.33)	1.27	55
03/31/12	15.19	(0.08)	0.41	0.33	—		—	15.52	2.17	80,961	1.16	(0.55)	1.28	72
03/31/11	11.50	0.02	3.72	3.74	(0.05	)(f)	—	15.19	32.54	107,089	1.16	0.18	1.30	45
03/31/10	7.36	(0.01)	4.15	4.14	—		—	11.50	56.25	68,427	1.18	(0.11)	1.35	54
Institutional Plus Class
09/30/14	19.27	(0.02)	0.39	0.37	—		—	19.64	1.92	106,387	0.90	(0.21)	1.01	24
03/31/14	16.68	(0.02)	4.13	4.11	—		(1.52)	19.27	24.65	117,219	0.89	(0.08)	1.01	56
03/31/13	15.53	(0.01)	1.53	1.52	—		(0.37)	16.68	10.05	47,119	0.90	(0.07)	1.02	55
03/31/12(e)	13.31	(0.01)	2.23	2.22	—		—	15.53	16.68	42,774	0.93	(0.13)	1.05	72
SMALL COMPANY FUND
Institutional Class
09/30/14	24.39	(0.00)	(1.09)	(1.09)	—		—	23.30	(4.47)	38,124	1.21	(0.03)	1.34	15
03/31/14	19.98	0.03	4.81	4.84	(0.11)		(0.32)	24.39	24.26	42,855	1.19	0.13	1.32	21
03/31/13	19.11	0.18	1.63	1.81	(0.09)		(0.85)	19.98	10.11	78,688	1.22	0.97	1.35	19
03/31/12	19.37	0.09	0.59	0.68	(0.07)		(0.87)	19.11	4.25	60,370	1.22	0.47	1.35	30
03/31/11	16.56	0.11	3.89	4.00	(0.01)		(1.18)	19.37	24.83	77,747	1.26	0.64	1.41	28
03/31/10	9.90	0.06	6.66	6.72	(0.06)		—	16.56	68.04	64,737	1.34	0.47	1.50	30
Institutional Plus Class
09/30/14	24.43	0.03	(1.10)	(1.07)	—		—	23.36	(4.38)	154,398	0.97	0.21	1.10	15
03/31/14	20.04	0.09	4.81	4.90	(0.19)		(0.32)	24.43	24.53	163,481	0.96	0.39	1.09	21
03/31/13	19.16	0.23	1.64	1.87	(0.14)		(0.85)	20.04	10.43	90,628	0.97	1.23	1.10	19
03/31/12	19.38	0.13	0.60	0.73	(0.08)		(0.87)	19.16	4.51	84,974	0.96	0.74	1.10	30
03/31/11(e)	18.09	0.01	1.28	1.29	—		—	19.38	7.13	64,005	0.93	0.22	1.10	28

*	Ratios excluding contractual and voluntary waivers.
(a)	Per share data calculated using average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than $0.005.
(e)

Commencement of Operations of Institutional Plus Class shares was as follows: Small Company Fund - December 17, 2010; Short-Intermediate Bond Fund, Balanced Fund and Growth Opportunities Fund - October 14, 2011; Income Fund - October 28, 2011.

(f)	Distribution amount for the Growth Opportunities Fund includes a return of capital distribution of $0.03 per share for the year ended March 31, 2011.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

1. Organization

Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series.  The Company consists of five series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Growth Opportunities Fund and the Small Company Fund (collectively, the “Funds” and individually, a “Fund”).  Each series represents a distinct portfolio with its own investment objectives and policies.

All Funds offer Institutional Class and Institutional Plus Class shares without a sales charge.  The two classes differ principally in applicable minimum investment and shareholder servicing fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.

2. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser and Treasurer, who serves on the committee as a non-voting member.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after

SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2014, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$38,286,643	$189,996	$38,476,639
Corporate Bonds	—	27,294,895	—	27,294,895
Government and Agency Obligations	—	48,151,631	—	48,151,631
Preferred Stocks	454,971	—	—	454,971
Short Term Investments	868,651	—	—	868,651
Total	$1,323,622	$113,733,169	$189,996	$115,246,787

SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$38,148,200	$524,989	$38,673,189
Corporate Bonds	—	26,116,249	—	26,116,249
Government and Agency Obligations	—	54,683,406	—	54,683,406
Preferred Stock	479,788	—	—	479,788
Exchange Traded Funds	464,072	—	—	464,072
Investment Company	1,238,313	—	—	1,238,313
Short Term Investments	1,784,737	—	—	1,784,737
Total	$3,966,910	$118,947,855	$524,989	$123,439,754

Balanced Fund
Common Stocks	$69,572,586	$—	$—	$69,572,586
Corporate Bonds	—	12,926,006	—	12,926,006
Government and Agency Obligations	—	12,919,255	—	12,919,255
Short Term Investments	5,730,744	—	—	5,730,744
Total	$75,303,330	$25,845,261	$—	$101,148,591

Growth Opportunities Fund
Common Stocks	$157,085,399	$—	$—	$157,085,399
Short Term Investments	4,546,362	—	—	4,546,362
Total	$161,631,761	$—	$—	$161,631,761

Small Company Fund
Common Stocks	$183,279,138	$—	$—	$183,279,138
Short Term Investments	9,113,185	—	—	9,113,185
Total	$192,392,323	$—	$—	$192,392,323

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2014.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2014.

Guarantees and Indemnifications

In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Each Fund’s maximum exposure under these arrangements is unknown.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Company’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.  Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds.  The Balanced Fund declares and pays dividends from net investment income, if any, quarterly.  The Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually.  Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers.  The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

3. Related Party Transactions and Fees and Agreements

Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds.  Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets:  0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for the Small Company Fund.  First National Fund Advisers (“FNFA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund and Income Fund.

Tributary contractually agreed to waive certain of its fees until July 31, 2014 at the annual rate of the following percentages of each Fund’s average daily net assets:  0.22% for the Short-Intermediate Bond Fund, 0.27% for the Income Fund, 0.125% for the Balanced Fund, 0.12% for the Growth Opportunities Fund and 0.13% for the Small Company Fund.  None of the fees waived prior to July 31, 2014 can be recaptured in subsequent periods.  Effective August 1, 2014, Tributary agreed to waive advisory fees and reduce administration fees or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees, brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund’s average daily net assets as follows.

Expense Caps
Short-Intermediate Bond Fund	0.54%
Income Fund	0.64
Balanced Fund	0.99
Growth Opportunities Fund	0.94
Small Company Fund	0.99

The amounts waived for each Fund are recorded as expenses waived by Adviser in each Fund’s Statement of Operations.  Tributary may recover fees waived or expenses reimbursed after August 1, 2014, for a period up to three years from the end of the fiscal year in which fees were waived or a reimbursement took place.  At September 30, 2014, the amount of potentially recoverable expenses which expire on March 31, 2018 is as follows:

Recoverable Amount
Short-Intermediate Bond Fund	$45,138
Income Fund	44,048
Balanced Fund	13,082
Growth Opportunities Fund	25,519
Small Company Fund	41,360

JPMorgan Chase Bank, N.A. serves as the custodian for each of the Funds.  DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions.  Tributary and Jackson Fund Services (“Co-

SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

Administrators”) serve as co-administrators of the Funds.  As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund’s average daily net assets.  Tributary receives 0.07% of each Fund’s average daily net assets.  Beacon Hill Fund Services, Inc. provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds’ Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service Organization”).  Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund.  One of the Servicing Agreements the Funds maintain is with FNBO.  For the period ended September 30, 2014, the Funds paid FNBO as follows: Short Intermediate Bond Fund — $1,250; Income Fund — $2,469; Balanced Fund — $507; Growth Opportunities Fund — $68; Small Company Fund — $650.  The amounts accrued for shareholder service fees are included under Shareholder service fees —Institutional Class within the Statements of Operations.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2014 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$23,587,548	$13,841,045
Income Fund	28,503,886	11,922,528
Balanced Fund	31,357,191	23,133,509
Growth Opportunities Fund	39,425,581	59,503,851
Small Company Fund	28,095,866	35,544,262

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended September 30, 2014 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$13,726,249	$12,401,514
Income Fund	27,141,526	23,810,335
Balanced Fund	3,612,951	22,732

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share.  The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes

The following information is presented on an income tax basis.  It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no provision is made for federal income or excise taxes.  Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:

SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

reclassifications related to Treasury Inflation-Protected Securities, market discount, premium and/or paydown securities, REIT securities, net operating losses, expired capital loss carryforwards and distribution adjustments.  These reclassifications have no impact on net assets.

As of September 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$115,256,069	$716,427	$(725,709)	$(9,282)
Income Fund	122,164,544	2,569,232	(1,294,022)	1,275,210
Balanced Fund	88,081,082	14,958,590	(1,891,081)	13,067,509
Growth Opportunities Fund	109,111,297	54,395,938	(1,875,474)	52,520,464
Small Company Fund	147,513,360	48,554,147	(3,675,184)	44,878,963

At March 31, 2014, the Funds’ last fiscal year end, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:

	Undistributed Net Investment Income*	Undistributed Net Long Term Capital Gains	Distributions Payable	Unrealized Gains**	Capital Loss Carry Forward***
Short-Intermediate Bond Fund	$249,590	$—	$(104,642)	$372,801	$(3,168,837)
Income Fund	564,743	—	(171,547)	709,562	(117,720)
Balanced Fund	—	7,721,055	—	13,126,066	—
Growth Opportunities Fund	1,913,083	6,242,018	—	60,253,919	—
Small Company Fund	1,197,040	8,277,607	—	65,441,804	—

*Undistributed net ordinary income includes any undistributed net short-term capital gains, if any.

**Unrealized gains (losses) are adjusted for open wash sale loss deferrals and return of capital paid by REIT securities.

***Capital loss carry forward includes deferred post October loss.

The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2014 were as follows:

	Net Ordinary Income*	Net Long Term Capital Gains	Total Distributions Paid**
Short-Intermediate Bond Fund	$1,594,489	$—	$1,594,489
Income Fund	2,352,303	—	2,352,303
Balanced Fund	457,078	5,563,570	6,020,648
Growth Opportunities Fund	2,606,313	10,090,159	12,696,472
Small Company Fund	2,542,258	1,485,122	4,027,380

*   Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

** Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

At March 31, 2014, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards available for U.S. Federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
Short-Intermediate Bond Fund	2015-2017	$3,022,974	$—	$131,752	$3,154,726
Income Fund	2016	62,765	—	—	62,765

SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (Unaudited)

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year.  For the year ended March 31, 2014, the Funds’ last fiscal year end, the Funds deferred losses to April 1, 2014 as follows:

	Post-October Capital Losses	Late Year Ordinary Losses
Short-Intermediate Bond Fund	$14,111	$—
Income Fund	54,955	—

The Funds comply with FASB Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes.”  FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Funds with tax positions not deemed to meet the “more-likely-than-not” threshold would be required to record a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax position taken in returns for the tax years ended March 31, 2011 through March 31, 2014, which remain subject to examination by all major tax jurisdictions, including federal and the State of Nebraska.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the period ended September 30, 2014.

7. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes except for the following:

Effective October 1, 2014 FNFA began serving as Sub-Adviser for the Tributary Balanced Fund and Tributary Growth Opportunities Fund.

SEMI-ANNUAL REPORT 2014

ADDITIONAL FUND INFORMATION

September 30, 2014 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expense Paid During Period*	Expense Ratio During Period**	Beginning Account Value 4/01/14	Ending Account Value 9/30/14	Expense Paid During Period*	Expense Ratio During Period**
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$1,004.30	$3.97	0.79%	$1,000.00	$1,021.11	$4.00	0.79%
Institutional Plus Class	1,000.00	1,005.40	2.87	0.57	1,000.00	1,022.22	2.88	0.57
Income Fund
Institutional Class	1,000.00	1,018.20	4.25	0.84	1,000.00	1,020.86	4.26	0.84
Institutional Plus Class	1,000.00	1,019.30	3.19	0.63	1,000.00	1,021.92	3.18	0.63
Balanced Fund
Institutional Class	1,000.00	1,014.50	5.81	1.15	1,000.00	1,019.30	5.82	1.15
Institutional Plus Class	1,000.00	1,016.10	4.75	0.94	1,000.00	1,020.34	4.78	0.94
Growth Opportunities Fund
Institutional Class	1,000.00	1,018.30	5.67	1.12	1,000.00	1,019.45	5.67	1.12
Institutional Plus Class	1,000.00	1,019.20	4.56	0.90	1,000.00	1,020.55	4.56	0.90
Small Company Fund
Institutional Class	1,000.00	955.30	5.93	1.21	1,000.00	1,019.00	6.12	1.21
Institutional Plus Class	1,000.00	956.20	4.76	0.97	1,000.00	1,020.19	4.93	0.97

*Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 183/365 (to reflect the most recent 6-month period).

**Annualized.

Proxy Voting Policy

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203.  The information also is included in the Company’s Statement of Additional Information, which is available on the Funds’ website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Forms N-Q are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMI-ANNUAL REPORT 2014

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2014 (Unaudited)

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements

On May 29, 2014, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May 3, 2010 (“Tributary Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011 (“FNFA Agreement”), between Tributary and FNFA with respect to the Short-Intermediate Bond Fund and the Income Fund (collectively, the “FNFA Funds”).

Tributary Capital Management, LLC

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with Tributary.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by Tributary under the Tributary Agreement.  The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Tributary Agreement and noted the breadth and depth of experience presented. The Board carefully evaluated the nature, quality, and extent of Tributary’s advisory services.  The Board noted the apparent absence of potential conflicts of interest.  The Board also evaluated Tributary’s organization, resources, and research capabilities.  The Board requested and evaluated Tributary’s organizational documents, including its registration with the SEC.  Based on the historical financial stability of First National and its parent company as it relates to the operations of Tributary, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds.  After reviewing the foregoing information and further information in Tributary’s responses (e.g., descriptions of Tributary’s business, its compliance programs, and its Form ADV), the Board concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by Tributary were satisfactory and adequate for the Funds.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under the extended Tributary Agreement.  It was noted that the portfolio management team at Tributary managing the Funds would continue to manage such Funds.  The Board reviewed the Morningstar and Lipper “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds.  The Board noted that each of the Fund’s performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others.  The Board noted that the Balanced Fund (Institutional Class) outperformed its Lipper and Morningstar peer group averages and its composite benchmark for the one-, three-, five-, and ten-year periods and that the Balanced Fund (Institutional Plus Class) outperformed its Lipper and Morningstar peer group averages and its composite benchmark for the one-year period.  The Board next considered that the Growth Opportunities Fund (Institutional Class) outperformed its Lipper peer group average for the three-, five-, and ten-year periods and outperformed its benchmark for the one- and ten-year periods but underperformed its benchmark for the three- and five-year periods.  The Board also noted that the Growth Opportunities Fund (Institutional Class) performed as well or better than its Morningstar peer group average for the one-, three-, five, and ten-year periods.  The Board also noted that the Growth Opportunities Fund (Institutional Plus Class) outperformed its Morningstar peer group average and its benchmark for the one-year period but underperformed its Lipper peer group average for the one-year period.  The Board further noted that the Small Company Fund (Institutional Class) outperformed its Lipper peer group average for all periods, Morningstar peer group average for the one-, five-, and ten-year periods, and its benchmark for the five-year and ten-year periods.  The Board also noted that the Small Company Fund (Institutional Plus Class) outperformed its Lipper and Morningstar peer group averages for the one-year period but slightly underperformed its benchmark for the same period.  Additionally, the Board noted that the performance data for the Income Fund and Short-Intermediate Bond Fund for which Tributary advises will be next discussed during the review of FNFA, the sub-adviser to those Funds.  After reviewing and discussing the performance of the Funds further, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary.  The Board noted that the advisory fees were consistent with current advisory fees charged by similar advisers for comparable funds with comparable objectives.  The Board also noted that the Funds expense ratios (Institutional Class) were consistent with expense ratios of funds within their peer group.  The Board considered that the Balanced Fund’s advisory fees and total expense ratio are slightly higher than the respective peer group averages. The Board considered that the Growth Opportunities Fund’s advisory fees and total expense ratio are lower than the respective peer group averages.  The Board considered that the Small Company Fund’s advisory fees and total expense ratio are lower than the respective peer group averages.  Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board also noted that Tributary could realize economies of scale and synergies of operations as it manages the Funds but that the small number of investment professionals and limited amount of assets under management could limit such economies of scale.

Employment Arrangements.

The Board considered Tributary’s personnel, as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals’ biographies.  The Board also considered Tributary’s method for determining the compensation of each of the portfolio managers proposed to continue to be assigned to the Funds.  It was noted that Tributary offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that Tributary provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used in the industry.

Legal Consideration.

The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Tributary Agreement are fair and reasonable; and (b) that Tributary fees under the Tributary Agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA.  However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by FNFA under the FNFA Agreement.  The Board reviewed biographical information for each portfolio manager employed by

FNFA who would be providing services under the FNFA Agreement and noted the breadth and depth of experience presented (including that of the personnel servicing the FNFA Funds). The Board carefully evaluated the nature, quality, and extent of FNFA’s advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds.  The Board noted the apparent absence of potential conflicts of interest.  The Board also evaluated FNFA’s organization, resources, and research capabilities, which the Board noted were consistent with those of Tributary.  The Board requested and evaluated FNFA’s organizational documents, including its registration with the SEC.  Based on the historical financial stability of First National and its parent company as it relates to the operations of FNFA, the Board concluded that FNFA (through Tributary) would be sufficiently capitalized to satisfy its obligations to the Funds.  After reviewing the foregoing information and further information in FNFA’s responses (e.g., descriptions of FNFA’s business, its compliance programs, and its Form ADV), the Board concluded that, in light of all the facts and circumstances, the quality, extent, and nature of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under the extended FNFA Agreement.  It was noted that the portfolio management team at FNFA managing the FNFA Funds would continue to manage such funds. The Board reviewed the Morningstar and Lipper “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds.  The Board noted that each of the FNFA Funds performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others.  The Board noted that the Income Fund (Institutional Class) outperformed its benchmark for the one-, three-, and five-year periods.  The Board noted that the Income Fund (Institutional Class) outperformed its Morningstar peer group average for the one-, three-, and ten-year periods but underperformed its Morningstar peer group average for the 5-year period and its Lipper peer group average for all periods. The Board noted that the Income Fund (Institutional Plus Class) outperformed its Morningstar peer group average for the one- and three-year periods and its benchmark for the one-, three-, and five-year periods but underperformed benchmark for the ten-year period and its Lipper peer group average for all periods.  The Board next noted that the Short-Intermediate Bond Fund (Institutional Class and Institutional Plus Class) outperformed its Lipper peer group average for the one-year and underperformed for the three-, five, and ten-year periods.  The Short-Intermediate Bond Fund (Institutional Class) outperformed in Morningstar peer group average for the three- and ten-year periods and its benchmark for the three- and five-year periods, while it underperformed its Morningstar peer group average and benchmark in the remaining periods.  The Board also noted that Short-Intermediate Bond Fund (Institutional Plus Class) outperformed in Morningstar peer group average for the one-, three- and ten-year periods and its benchmark for the one-, three- and five-year periods, but it underperformed its Morningstar peer group average and benchmark in the remaining periods.  After reviewing and discussing the performance of the Funds further, FNFA’s portfolio managers’ experience managing the FNFA Funds, FNFA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed the rate of FNFA’s sub-advisory fee in relation to the nature, extent, and quality of services to be provided by FNFA.  The Board noted the consistency of the proposed sub-advisory fees with current sub-advisory fees charged by similar sub-advisers for comparable funds with comparable objectives.  The Board noted that the fees charged by FNFA would remain the same as the fees currently charged by FNFA and that Tributary — not the FNFA Funds — would pay the proposed sub-advisory fees to FNFA.  The Board also noted that the FNFA Funds’ expense ratios were in line with expense ratios of funds within their peer group.   The Board considered that the Income Fund’s advisory fees and total expense ratio are lower than the respective peer group averages but that the sub-advisory fee was higher that than its peer group average.  The Board noted that the fees appear higher than the average because the Lipper peer group average includes funds in the calculation that are not sub-advised.  Additionally, The Board noted that the peer group for the Income Fund did not include any sub-advised funds and that Short-Intermediate Bond Fund had the lowest fee out of the three sub-advised funds within its peer group.  The Board considered that the Short-Intermediate Bond Fund’s advisory fees and total expense ratio are lower than the respective peer group averages but that the sub-advisory fee was higher that than its peer group average.  Based on the foregoing, the Board concluded that the fees to be paid to FNFA, the costs of the services to be provided, and the profits that may be realized by FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FNFA and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board also noted that FNFA could realize economies of scale and synergies of operations as it manages the FNFA Funds but that the small number of investment professionals and small amount of assets under management could limit such economies of scale.

Employment Arrangements.

The Board considered FNFA’s personnel as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals’ biographies.  The Board also considered FNFA’s method for determining the compensation of each of the portfolio managers.  It was noted that FNFA offers a competitive compensation package that includes incentive bonus payments, firm contributions to 401K plans and continuing education.  Finally, it was noted that FNFA provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used by Tributary.

Legal Consideration.

The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the FNFA Agreement are fair and reasonable; and (b) that FNFA’s fees under the FNFA Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

Investment Adviser

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income Fund, Balanced Fund and Growth Opportunities Fund only)

First National Fund Advisers

215 West Oak Street, 4th Floor

Fort Collins, Colorado 80521

Custodian

JPMorgan Chase

4 New York Plaza, 12th Floor
New York, New York 10004

Co-Administrators

Jackson Fund Services

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor

Northern Lights Distributors, LLC
17605 Wright Street

Omaha, Nebraska 68130

Legal Counsel

Husch Blackwell LLP

13330 California Street, Suite 200
Omaha, Nebraska 68154

Compliance Services

Beacon Hill Fund Services, Inc.
4041 North High Street, Suite 402
Columbus, Ohio 43214

This report has been prepared for the general information of Tributary Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds’ prospectus. The prospectus contains more complete information about Tributary Funds’ investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information

call 1-800-662-4203

or write to:

Tributary Funds Service Center
P.O. Box 219022

Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

or email:
ClientServices@tributarycapital.com

1400-NLD-10/30/2014
TF-SAR-0914

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)                                 Included as a part of the report to shareholders filed under Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-

3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to the semi-annual filing.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Name:	Stephen R. Frantz
Title:	President
Date:	December 4, 2014

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 4, 2014

EXHIBIT LIST

Exhibit 12(a)(2)(a)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(a)(2)(b)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Act.